Submission	May 06, 2026
Submission [Line Items]
Central Index Key	0002095743
Registrant Name	Rare Earths Americas, Inc.
Registration File Number	333-295032
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES